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       [LOGO] Prudential Financial    Thomas S. Clark
                                      Vice President & Corporate Counsel
                                      Law Department

                                      The Prudential Insurance
                                      Company of America
                                      One Corporate Drive
                                      Shelton, CT 06484
                                      Tel 203 925 6960 Fax 215 658 5165
                                      thomas1.clark@prudential.com

VIA EDGAR TRANSMISSION

July 17, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Pruco Life Flexible Premium Variable Annuity Account ("Registrant") Pruco Life Insurance Company ("Depositor")
     Registration Statement on Form N-4
     File Nos. 333-______; 811-07325

Members of the Commission:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced registration statement ("Registration Statement") on Form N-4 pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act").

This initial Registration Statement is being filed in response to comments received by telephone from the staff of the Securities and Exchange Commission (the "Staff") on June 22, 2007. Previously, the prospectus and statement of additional information had been filed on May 14, 2007 as Post-Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-130989. As indicated in correspondence accompanying that filing on May 14, the prospectus and statement of additional information were filed to add a new series, described in a stand-alone prospectus, to the variable annuity contract described in Registration Statement File No. 333-130989. However, based on comments received from the Staff, the Registrant withdrew Post-Effective No. 4 on July 10, 2007, and herewith refiles the same prospectus and statement of additional information as an initial, stand-alone registration statement on Form N-4. As described below, the prospectus and statement of additional information have been revised to respond to the Staff's comments provided in connection with the now-withdrawn Post-Effective Amendment No. 4 to Registration Statement File No. 333-130989. Subject to the Staff's satisfaction with the Registrant's response to Staff comments, Registrant has filed an acceleration request with the Commission to declare the prospectus and statement of additional information effective July 20, 2007.

                     1. Responses to the Staff's Comments.

Set forth below are the Registrant's response to the Staff comments received by telephone on June 22, 2007. Capitalized terms used below retain the same meanings as defined in the Registration Statement.

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1. Comment: In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Optional Benefit Fees and Charges," on page 6, please add a row that shows the charges for the highest possible combination of optional benefits.

   Response: A row has been added to show the charges applicable if a contract owner elects both the Lifetime Five Income Benefit and the Highest Daily Value Death Benefit, which is the highest possible combination of optional benefits.

2. Comment: In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" on pages 7-8, please revise footnote 10 to be more clear.

   Response: Footnote 10 has been revised to re-order the information for clarity.

3. Comment: In assumptions for the Expense Example on page 9, please use the maximum charge, not the current charge.

   Response: The expense examples are now calculated based on the maximum rather than the current charges for each Sub-account. Disclosure has been revised accordingly in the fifth bullet on page 9.

4. Comment: On page 24 under the section entitled "May I Return My Annuity If I Change My Mind?", the disclosure states "Where required by law, we will return your Purchase Payment(s), or the greater of your current Account Value and the amount of your Purchase Payment(s) applied during the right to cancel period, less any applicable federal and state income tax withholding." Please delete the phrase "we will return your Purchase Payment(s), or", because in all cases where a state requires the return of Purchase Payment(s), the greater of current Account Value and the amount of the Purchase Payment(s) must be returned in order to comply with both state law and Rule 22c-1 of the Investment Company Act of 1940.

   Response: On page 29 under the section "Access to Account Value," under the sub-section entitled "Can I Surrender My Annuity For Its Value?" the prospectus discloses the following:

       CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
       Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

   In addition, on page 4 in the Glossary of Terms, "Surrender Value" is defined as follows:

       Surrender Value
       The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

   As indicated by the disclosure above, the Contract is fully redeemable at any time, as required by Section 22(e) and the amount of the Surrender Value is calculated pursuant to

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   Rule 22c-1. This redeemability right exists at all times the Contract is inforce, including during the time the 10-day freelook is available. The 10-day freelook right, however, is an additional right under state law. It is not a substitute for the surrender right, which satisfies the redeemability requirements of Section 22(e) and Rule 22c-1. If chosen, the contract owner may, instead of exercising the 10-day freelook, instead surrender the contract for its Surrender Value, even though the additional 10-day freelook right is available. Because the freelook right is in addition to, and not a substitute for the surrender right, Rule 22c-1 does not require that any amount greater than the amount of Purchase Payments be returned in those states that require the return of Purchase Payments upon the exercise of the freelook. In other words, without a state freelook statute, an owner would not have the right to his or her full account value, but instead would have to pay surrender charges due as part of any surrender, and therefore 22c-1 does not impose any obligation to return more than the state law requires under its freelook statute. Accordingly, disclosure under the section entitled "May I Return My Annuity If I Change My Mind?" on page 24 has not been revised.

                        2. Timetable for Effectiveness

We appreciate the Staff's efforts in processing the Registration Statement. We believe this Registration Statement includes all information necessary to complete the Registration Statement, including audited financial statements. We believe that we have been fully responsive to the Staff's comments, that our responses do not raise any additional issues for the Staff's consideration and that, other than those changes requested by the Staff, we have not made any material changes in this Registration Statement from the disclosure contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-130989 filed on May 14, 2007. Accordingly, we have included a request for acceleration of the effective date of the Registration Statement to July 20, 2007, or as soon thereafter as possible.

Tandy Representation. Accordingly, the Registrant acknowledges that:

.. Should the Commission or the staff, act pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;
.. The action of the Commission or the staff, acting pursuant to delegation of authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and
.. The Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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We appreciate your attention to the Registration Statement. If you have any questions, please do not hesitate to call me at 203-925-6960. Thank you.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark

Enclosure